Financial Income and Expenses	6 Months Ended
Jun. 30, 2026
Financial Income and Expenses [Abstract]
Financial Income and Expenses
Note 5 - Financial Income and Expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025

Financial income:
Interest and other financial income	$36	$25	$50	$58
Gain on marketable securities	—	43	—	69
Gain on other investments, net	—	3	—	1
Foreign exchange rate gain	23	83	53	125

Total financial income	$59	$154	$103	$253

Financial expenses:
Interest and other financial expenses	$(1)	$(9)	$(5)	$(14)
Interest expense on borrowings	(85)	—	(174)	—
Amortization expense on borrowings	(24)	—	(43)	—
Loss on marketable securities	—	(5)	—	(12)
Foreign exchange rate loss	(29)	(77)	(67)	(108)

Total financial expenses	$(139)	$(91)	$(289)	$(134)

Net financial items	$(80)	$63	$(186)	$119